Personnel expenses (Details 3) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collective Identified [Member]
IfrsStatementLineItems [Line Items]
Participant	Members of the Executive Committee, Statutory Officers and other executives who assume significant and responsible risks of control areas
Liquidity Type	50% in cash indexed to 100% of CDI and 50% and instruments
Remuneration	225,202	139,470	156,962
Unidentified Collective [Member]
IfrsStatementLineItems [Line Items]
Participant	Management-level employees and employees who are benefited by the Deferral Plan
Liquidity Type	50% in cash indexed to 100% of CDI and 50% and instruments
Remuneration	187,831	170,949	223,562